Fair Value of Financial Instruments (Details) - Schedule of Legacy Convertible Notes Reconciliation - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning		$ 11,655	$ 11,478
Convertible Notes Ending			11,655
Issuance	1,747	6,215
Change in fair value		1,043	177
Conversion and settlement		(18,913)
2019 Convertible Notes [Member] | Related Party [Member]
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning		11,392	11,219
Convertible Notes Ending			11,392
Issuance
Change in fair value		1,083	173
Conversion and settlement		(12,475)
2019 Related Party Convertible Notes [Member] | Related Party [Member]
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning		263	259
Convertible Notes Ending			263
Issuance
Change in fair value		13	4
Conversion and settlement		(276)
2023 Convertible Notes [Member] | Related Party [Member]
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning
Convertible Notes Ending
Issuance		6,090
Change in fair value		(52)
Conversion and settlement		(6,038)
2023 Related Party Convertible Notes [Member] | Related Party [Member]
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning
Convertible Notes Ending
Issuance		125
Change in fair value		(1)
Conversion and settlement		$ (124)